Fair Value (Fair Value Measurements - Recurring Fair Value Inputs) (Details) (USD $) In Millions, unless otherwise specified								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Retained Interest [Member] Discounted cash flow [Member] Minimum [Member]	Dec. 31, 2012 Retained Interest [Member] Discounted cash flow [Member] Maximum [Member]
Fair value inputs, Quantitative Information [Line Items]
Mortgage servicing rights	$ 952	$ 2,519	$ 3,738	$ 952	$ 2,519	$ 952	$ 2,519
Fair Value Inputs, Discount Rate								5.40%	6.10%
Retained Interest, Fair Value Disclosure	$ 154	$ 231		$ 154	$ 231	$ 154	$ 231
Fair Value Inputs, Commercial Paper Rate								0.00%	0.10%